Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 2.38	$ 2.16
Dividends declared	$ 1,069	$ 973
Dividends reinvested	(34)	(29)
Dividends paid	$ 1,035	$ 944